Acquisitions - Consideration (Details) - USD ($) $ in Thousands		3 Months Ended	6 Months Ended	12 Months Ended
	May 01, 2020	Dec. 31, 2020	Dec. 31, 2020	Jun. 30, 2020
Business Acquisition [Line Items]
Goodwill purchase accounting adjustments			$ (121)
InsideResponse
Business Acquisition [Line Items]
Base purchase price	$ 32,700			$ 32,700
Fair value of earnout	30,437			30,437
Net working capital true-up	3,527			3,648
Closing cash	904			904
Business Combination, Closing Indebtedness	(476)
Business Combination, Consideration Transferred, Liabilities Incurred				476
Business Combination, Consideration Transferred	$ 67,092			$ 67,213
Goodwill purchase accounting adjustments		$ 100